Pension And Other Postretirement Employee Benefits Plans (Benefit Obligations Recognized In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total recognized as regulatory assets or other comprehensive income	$ (18)	$ (23)	$ (51)	$ (71)
Net amounts recognized as expense	9	9	27	27
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)					(139)	110	106
Amortization of net loss					(69)	(78)	(63)
Amortization of prior service (costs) credit							(1)
Amortization of prior service (costs) credit							(1)
Settlement charges					(1)	(81)
Curtailment						(5)
Total recognized as regulatory assets or other comprehensive income					(209)	(54)	42
Net amounts recognized as expense					(114)	125	137
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)						83	(91)
Prior service cost (credit)							(127)
Amortization of net loss					(26)	(14)	(27)
Amortization of transition obligation (asset)						(1)	(1)
Amortization of prior service (costs) credit	5	5	15	15	20	20	1
Amortization of prior service (costs) credit					20	20	1
Total recognized as regulatory assets or other comprehensive income					(6)	88	(245)
Net amounts recognized as expense					$ 31	$ 115	$ (171)